Share-Based Payments (Details Textual) - $ / shares	1 Months Ended
	May 31, 2018	Mar. 31, 2018	Jan. 31, 2018
Officers [Member]
Share-Based Payments (Textual)
Options to purchase ordinary shares			825,000
Officers [Member] | NIS [Member]
Share-Based Payments (Textual)
Exercise price of per share			$ 5.5
Employees [Member]
Share-Based Payments (Textual)
Options to purchase ordinary shares		683,000
Employees [Member] | NIS [Member] | Minimum [Member]
Share-Based Payments (Textual)
Exercise price of per share		$ 1.014
Employees [Member] | NIS [Member] | Maximum [Member]
Share-Based Payments (Textual)
Exercise price of per share		$ 1.477
Employees, Officers, Consultants [Member]
Share-Based Payments (Textual)
Options to purchase ordinary shares	683,000
Employees, Officers, Consultants [Member] | NIS [Member] | Minimum [Member]
Share-Based Payments (Textual)
Exercise price of per share	$ 1.014
Employees, Officers, Consultants [Member] | NIS [Member] | Maximum [Member]
Share-Based Payments (Textual)
Exercise price of per share	$ 1.477